Cover	Apr. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2021
Entity File Number	001-37820
Entity Registrant Name	Cardtronics plc
Entity Central Index Key	0001671013
Entity Tax Identification Number	98-1304627
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	2050 W. Sam Houston Parkway South
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	832
Local Phone Number	308-4000
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value $0.01 per share
Trading Symbol	CATM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false